Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Current assets
Cash and Bank Deposits	$ 4,756,354	$ 1,244,844
Subscription receivable	0	10,537,065
Loan receivable	700,439	324,284
Trade receivable	2,090	51,019
Deposit and Prepayments	96,633	111,792
Inventory	124,556	178,892
Total current assets	5,680,072	12,447,896
Non-current assets
Investment in Associate	891,984	0
Plant, machinery and equipment, net	105,378	78,495
Total non-current assets	997,362	78,495
Total assets	6,677,434	12,526,391
Current liabilities
Accounts Payable	97	5,379
Amount due to Directors	3,672	283,682
Accruals and Other payable	151,266	93,737
Total current liabilities	155,035	382,798
Stockholders' equity
Common stock	17,543,961	17,183,961
Accumulated losses	(10,980,558)	(5,011,557)
Total stockholders' equity	6,563,403	12,172,404
Non-controlling interest	(41,004)	(28,811)
Total liabilities and stockholders' equity	$ 6,677,434	$ 12,526,591